GENERAL (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended			1 Months Ended							12 Months Ended				0 Months Ended		0 Months Ended	1 Months Ended
	Aug. 29, 2012	Aug. 08, 2012	Apr. 17, 2012	May 22, 2013	Jun. 21, 2012	May 22, 2012	May 31, 2012	Oct. 19, 2011	Dec. 01, 2010	Jan. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 16, 2011 Rosetta Green Ltd. [Member]	Dec. 31, 2013 Rosetta Green Ltd. [Member]	May 10, 2013 Parkway [Member]	Apr. 20, 2013 Parkway [Member]	May 18, 2009 Parkway [Member]	Dec. 31, 2012 Parkway [Member]	May 18, 2009 Minimum [Member] Parkway [Member]	May 18, 2009 Maximum [Member] Parkway [Member]
Accounting Policies [Line Items]
Percent of outstanding ordinary shares sold in transaction															50.03%
Accumulated deficit											$ (108,399)	$ (95,502)
Payment on convertible notes payable principle					1,450							1,450
Proceeds frrom stock offering and exercise of options	3,836	24,986	1,228	4,947		1,934	5,921	1,300	2,240	4,650
Proceeds from sale of business																	625	625
Fixed percentage of revenue																			15.00%
Fair value of future consideration																2,000				359	750	2,500
Discontinued operation, valuation threshold amount																90,000
Stockholders' equity											23,633	30,900	(356)	(630)
Discontinued operation, current assets												135								135
Discontinued operation, non-current assets												224								224
Gain from discontinued operations											$ (273)	$ (239)	$ 2,676